Income Taxes (Reconciliation Of The Change In The Liability For Interest On Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Liability for interest, beginning of year	$ 5	$ 17	$ 8
Interest charges (income)	1	(11)	9
Interest payment		(1)
Liability for interest, end of year	$ 6	$ 5	$ 17